Schedule of Investments (unaudited) November 30, 2020	iShares® Currency Hedged MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI Emerging Markets ETF(a)	3,678,469	$179,251,794

Total Investment Companies — 100.0% (Cost: $159,679,009)		179,251,794

Total Investments in Securities — 100.0% (Cost: $159,679,009)		179,251,794

Other Assets, Less Liabilities — 0.0%		13,028

Net Assets — 100.0%		$179,264,822

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$4	$—
iShares MSCI Emerging Markets ETF	183,522,705	9,573,566		(30,465,084)	2,924,350	13,696,257	179,251,794	3,678,469	—	—

					$2,924,350	$13,696,257	$179,251,794		$4	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	44,972,000	USD	8,343,939	MS	12/03/20	$50,230

CLP	865,300,000	USD	1,129,345	MS	12/03/20	6,432

CNY	1,414,000	USD	213,357	MS	12/03/20	1,370

EUR	187,000	USD	220,453	MS	12/03/20	2,615

HKD	333,370,000	USD	43,001,644	MS	12/03/20	8,107

INR	83,476,000	USD	1,122,061	MS	12/03/20	5,126

KRW	29,067,166,000	USD	26,243,319	MS	12/03/20	18,316

MXN	3,025,000	USD	144,192	MS	12/03/20	5,467

MYR	12,867,000	USD	3,153,975	MS	12/03/20	4,468

RUB	356,994,000	USD	4,644,592	MS	12/03/20	31,697

THB	97,211,000	USD	3,203,846	MS	12/03/20	9,703

TRY	4,387,000	USD	560,502	MS	12/03/20	162

TWD	599,825,000	USD	21,012,944	MS	12/03/20	25,532

USD	20,230	CLP	15,355,000	MS	12/03/20	75

USD	76,599	CNY	503,000	MS	12/03/20	214

USD	2,037	MXN	41,000	MS	12/03/20	9

USD	40,752	RUB	3,103,000	MS	12/03/20	106

USD	5,544	TRY	43,000	MS	12/03/20	48

USD	22,954,347	TWD	651,144,000	MS	12/03/20	115,890

1

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	4,102	ZAR	63,000	MS	12/03/20	$35

ZAR	7,117,000	USD	442,755	MS	12/03/20	16,757

USD	22,890	CNY	151,000	MS	01/06/21	20

USD	400,004	EUR	334,000	MS	01/06/21	1,116

USD	872,776	INR	64,794,000	MS	01/06/21	636

USD	3,013,107	KRW	3,339,288,000	MS	01/06/21	1,402

USD	392,528	MXN	7,940,000	MS	01/06/21	1,059

USD	421,664	ZAR	6,556,000	MS	01/06/21	265

USD	8,755,907	CNY	57,765,320	MS	01/07/21	7,560

USD	1,688,599	EUR	1,410,000	MS	01/07/21	4,634

USD	13,610,554	INR	1,010,257,000	MS	01/07/21	13,685

USD	24,279,486	KRW	26,887,588,000	MS	01/07/21	29,781

USD	2,827,439	MXN	57,199,000	MS	01/07/21	7,649

USD	14,729	MYR	60,000	MS	01/07/21	5

USD	173,516	TWD	4,941,000	MS	01/07/21	28

USD	6,067,657	ZAR	94,352,000	MS	01/07/21	3,761

USD	65,292	RUB	5,005,000	MS	01/12/21	29

						373,989

BRL	1,529,000	USD	288,083	MS	12/03/20	(2,690)

CLP	55,365,000	USD	72,878	MS	12/03/20	(206)

CNY	59,175,320	USD	8,993,960	MS	12/03/20	(7,735)

EUR	1,390,000	USD	1,662,755	MS	12/03/20	(4,655)

INR	1,010,257,000	USD	13,657,843	MS	12/03/20	(16,216)

MXN	60,408,000	USD	2,996,770	MS	12/03/20	(8,140)

RUB	17,271,000	USD	226,730	MS	12/03/20	(496)

THB	4,219,000	USD	139,571	MS	12/03/20	(102)

TRY	379,000	USD	49,647	MS	12/03/20	(1,210)

TWD	51,736,000	USD	1,816,598	MS	12/03/20	(1,991)

USD	8,008,339	BRL	46,501,000	MS	12/03/20	(671,223)

USD	1,170,123	CLP	905,310,000	MS	12/03/20	(18,170)

USD	8,953,933	CNY	60,086,320	MS	12/03/20	(170,635)

USD	1,838,535	EUR	1,577,000	MS	12/03/20	(42,633)

USD	42,986,682	HKD	333,370,000	MS	12/03/20	(23,070)

USD	14,612,977	INR	1,093,733,000	MS	12/03/20	(155,837)

USD	25,613,587	KRW	29,067,166,000	MS	12/03/20	(648,049)

USD	2,971,021	MXN	63,392,000	MS	12/03/20	(165,239)

USD	3,081,039	MYR	12,867,000	MS	12/03/20	(77,403)

USD	4,664,347	RUB	371,162,000	MS	12/03/20	(197,529)

USD	3,253,464	THB	101,430,000	MS	12/03/20	(99,555)

USD	555,091	TRY	4,723,000	MS	12/03/20	(48,515)

USD	14,612	TWD	417,000	MS	12/03/20	(14)

USD	6,472,308	ZAR	105,488,000	MS	12/03/20	(338,554)

ZAR	98,434,000	USD	6,361,454	MS	12/03/20	(6,035)

USD	980,800	BRL	5,287,000	MS	01/06/21	(5,615)

USD	171,965	CLP	131,954,000	MS	01/06/21	(1,355)

USD	1,323,904	HKD	10,263,000	MS	01/06/21	(254)

USD	105,359	MYR	430,000	MS	01/06/21	(166)

USD	657,687	THB	19,916,000	MS	01/06/21	(581)

USD	104,434	TRY	829,000	MS	01/06/21	(230)

2

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	2,007,805	TWD	57,209,000	MS	01/06/21	$(451)

MXN	235,000	USD	11,617	MS	01/07/21	(32)

USD	8,114,561	BRL	43,740,000	MS	01/07/21	(45,965)

USD	1,107,456	CLP	847,795,000	MS	01/07/21	(6,132)

USD	40,629,161	HKD	314,965,000	MS	01/07/21	(8,443)

USD	147,318	INR	10,946,000	MS	01/07/21	(3)

USD	298,675	KRW	331,200,000	MS	01/07/21	(32)

USD	2,867,777	MYR	11,712,000	MS	01/07/21	(6,388)

USD	2,911,908	THB	88,180,000	MS	01/07/21	(2,626)

USD	557,249	TRY	4,426,000	MS	01/07/21	(1,334)

USD	21,057,205	TWD	599,825,000	MS	01/07/21	(3,812)

USD	4,683,726	RUB	359,846,000	MS	01/12/21	(8,474)

						(2,797,795)

	Net unrealized depreciation					$(2,423,806)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$179,251,794	$—	$—	$179,251,794

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$373,989	$—	$373,989
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,797,795)	—	(2,797,795)

	$—	$(2,423,806)	$—	$(2,423,806)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	New Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar

USD	United States Dollar
ZAR	South African Rand

3